Debt - Schedule of Debt (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Total lines of credit	$ 1,500,953	$ 456,995
Less: current portion of long-term notes payable	(577,260)
Total long-term debt	7,930,477
Noncurrent portion of long-term debt - related parties	1,403,756	1,595,669
Senior Convertible Notes Payable [Member]
Debt issuance costs	(280,511)	(366,666)
Senior convertible notes payable	1,428,161	1,428,161
Convertible notes payable	591,104
Total long-term senior convertible notes payable	1,738,754	1,061,495
Less: current portion of long-term notes payable	(577,260)
Noncurrent portion of long-term convertible notes payable	1,161,494	1,061,495
Notes Payable [Member]
Debt issuance costs	(34,997)	(212,848)
Notes payable	1,932,088	1,621,015
Total long-term debt	1,897,091	1,408,167
Less: current portion of long-term debt	(1,301,212)	(1,365,675)
Noncurrent portion of long-term debt	595,879	42,492
Notes Payable - Related Parties [Member]
Debt issuance costs	(33,833)	(1,686,352)
Notes payable	2,827,512	3,282,021
Total notes payable - related parties:	2,793,679	1,595,669
Less: current portion of long-term debt - related parties	(1,389,922)
Noncurrent portion of long-term debt - related parties	1,403,757	1,595,669
Line of Credit [Member]
Asset backed line of credit	1,133,652	472,567
Receivables financing	367,301
Debt issuance costs		(15,573)
Total lines of credit	$ 1,500,953	$ 456,995